Average Annual Total Returns	California Tax-Free Income Fund Direct Shares 1/1/2015 - 1/1/2015	California Tax-Free Income Fund - Return After Taxes on Distributions Direct Shares 1/1/2015 - 1/1/2015	California Tax-Free Income Fund - Return After Taxes on Distributions and Sale of Fund Shares Direct Shares 1/1/2015 - 1/1/2015	California Tax-Free Income Fund Barclays Municipal Bond Index 1/1/2015 - 1/1/2015		S&P 500 Index Fund Direct Shares 1/1/2015 - 1/1/2015	S&P 500 Index Fund - Return After Taxes on Distributions Direct Shares 1/1/2015 - 1/1/2015	S&P 500 Index Fund - Return After Taxes on Distributions and Sale of Fund Shares Direct Shares 1/1/2015 - 1/1/2015	S&P 500 Index Fund S&P 500 Composite Stock Price Index 1/1/2015 - 1/1/2015		S&P MidCap Index Fund Direct Shares 1/1/2015 - 1/1/2015	S&P MidCap Index Fund - Return After Taxes on Distributions Direct Shares 1/1/2015 - 1/1/2015	S&P MidCap Index Fund - Return After Taxes on Distributions and Sale of Fund Shares Direct Shares 1/1/2015 - 1/1/2015	S&P MidCap Index Fund S&P MidCap 400 Index 1/1/2015 - 1/1/2015		S&P SmallCap Index Fund Direct Shares 1/1/2015 - 1/1/2015	S&P SmallCap Index Fund - Return After Taxes on Distributions Direct Shares 1/1/2015 - 1/1/2015	S&P SmallCap Index Fund - Return After Taxes on Distributions and Sale of Fund Shares Direct Shares 1/1/2015 - 1/1/2015	S&P SmallCap Index Fund S&P SmallCap 600 Index 1/1/2015 - 1/1/2015		Shelton Core Value Fund Direct Shares 1/1/2015 - 1/1/2015	Shelton Core Value Fund - Return After Taxes on Distributions Direct Shares 1/1/2015 - 1/1/2015	Shelton Core Value Fund - Return After Taxes on Distributions and Sale of Fund Shares Direct Shares 1/1/2015 - 1/1/2015	Shelton Core Value Fund S&P Citigroup Value Index 1/1/2015 - 1/1/2015		Shelton Core Value Fund S&P 500 Composite Stock Price Index 1/1/2015 - 1/1/2015		Nasdaq-100 Index Fund Direct Shares 1/1/2015 - 1/1/2015	Nasdaq-100 Index Fund - Return After Taxes on Distributions Direct Shares 1/1/2015 - 1/1/2015	Nasdaq-100 Index Fund - Return After Taxes on Distributions and Sale of Fund Shares Direct Shares 1/1/2015 - 1/1/2015	Nasdaq-100 Index Fund Nasdaq-100 Index 1/1/2015 - 1/1/2015		European Growth & Income Fund Direct Shares 1/1/2015 - 1/1/2015	European Growth & Income Fund - Return After Taxes on Distributions Direct Shares 1/1/2015 - 1/1/2015	European Growth & Income Fund - Return After Taxes on Distributions and Sale of Fund Shares Direct Shares 1/1/2015 - 1/1/2015	European Growth & Income Fund Dow Jones European STOXX 50 Index 1/1/2015 - 1/1/2015		U.S. Government Securities Fund Direct Shares 1/1/2015 - 1/1/2015	U.S. Government Securities Fund - Return After Taxes on Distributions Direct Shares 1/1/2015 - 1/1/2015	U.S. Government Securities Fund - Return After Taxes on Distributions and Sale of Fund Shares Direct Shares 1/1/2015 - 1/1/2015	U.S. Government Securities Fund Barclays GNMA Index 1/1/2015 - 1/1/2015		U.S. Government Securities Fund Barclays Treasury Index 1/1/2015 - 1/1/2015		Short-Term U.S Government Bond Fund Direct Shares 1/1/2015 - 1/1/2015	Short-Term U.S Government Bond Fund - Return After Taxes on Distributions Direct Shares 1/1/2015 - 1/1/2015	Short-Term U.S Government Bond Fund - Return After Taxes on Distributions and Sale of Fund Shares Direct Shares 1/1/2015 - 1/1/2015	Short-Term U.S Government Bond Fund Barclays 1-3 yr. Treasury Index 1/1/2015 - 1/1/2015		The United States Treasury Trust Direct Shares 1/1/2015 - 1/1/2015	S&P 500 Index Fund - Class K K Shares 1/1/2015 - 1/1/2015	S&P 500 Index Fund - Class K - Return After Taxes on Distributions K Shares 1/1/2015 - 1/1/2015	S&P 500 Index Fund - Class K - Return After Taxes on Distributions and Sale of Fund Shares K Shares 1/1/2015 - 1/1/2015	S&P 500 Index Fund - Class K S&P 500 Composite Stock Price Index 1/1/2015 - 1/1/2015		S&P MidCap Index Fund - Class K K Shares 1/1/2015 - 1/1/2015	S&P MidCap Index Fund - Class K - Return After Taxes on Distributions K Shares 1/1/2015 - 1/1/2015	S&P MidCap Index Fund - Class K - Return After Taxes on Distributions and Sale of Fund Shares K Shares 1/1/2015 - 1/1/2015	S&P MidCap Index Fund - Class K S&P MidCap 400 Index 1/1/2015 - 1/1/2015		S&P SmallCap Index Fund - Class K K Shares 1/1/2015 - 1/1/2015	S&P SmallCap Index Fund - Class K - Return After Taxes on Distributions K Shares 1/1/2015 - 1/1/2015	S&P SmallCap Index Fund - Class K - Return After Taxes on Distributions and Sale of Fund Shares K Shares 1/1/2015 - 1/1/2015	S&P SmallCap Index Fund - Class K S&P SmallCap 600 Index 1/1/2015 - 1/1/2015		Shelton Core Value Fund - Class K K Shares 1/1/2015 - 1/1/2015	Shelton Core Value Fund - Class K - Return After Taxes on Distributions K Shares 1/1/2015 - 1/1/2015	Shelton Core Value Fund - Class K - Return After Taxes on Distributions and Sale of Fund Shares K Shares 1/1/2015 - 1/1/2015	Shelton Core Value Fund - Class K S&P Citigroup Value Index 1/1/2015 - 1/1/2015		Shelton Core Value Fund - Class K S&P 500 Composite Stock Price Index 1/1/2015 - 1/1/2015		Nasdaq-100 Index Fund - Class K K Shares 1/1/2015 - 1/1/2015	Nasdaq-100 Index Fund - Class K - Return After Taxes on Distributions K Shares 1/1/2015 - 1/1/2015	Nasdaq-100 Index Fund - Class K - Return After Taxes on Distributions and Sale of Fund Shares K Shares 1/1/2015 - 1/1/2015	Nasdaq-100 Index Fund - Class K Nasdaq-100 Index 1/1/2015 - 1/1/2015		European Growth & Income Fund - Class K K Shares 1/1/2015 - 1/1/2015	European Growth & Income Fund - Class K - Return After Taxes on Distributions K Shares 1/1/2015 - 1/1/2015	European Growth & Income Fund - Class K - Return After Taxes on Distributions and Sale of Fund Shares K Shares 1/1/2015 - 1/1/2015	European Growth & Income Fund - Class K Dow Jones European STOXX 50 Index 1/1/2015 - 1/1/2015		U.S. Government Securities Fund - Class K K Shares 1/1/2015 - 1/1/2015	U.S. Government Securities Fund - Class K - Return After Taxes on Distributions K Shares 1/1/2015 - 1/1/2015	U.S. Government Securities Fund - Class K - Return After Taxes on Distributions and Sale of Fund Shares K Shares 1/1/2015 - 1/1/2015	U.S. Government Securities Fund - Class K Barclays GNMA Index 1/1/2015 - 1/1/2015		U.S. Government Securities Fund - Class K Barclays Treasury Index 1/1/2015 - 1/1/2015		Short-Term U.S Government Bond Fund - Class K K Shares 1/1/2015 - 1/1/2015	Short-Term U.S Government Bond Fund - Class K - Return After Taxes on Distributions K Shares 1/1/2015 - 1/1/2015	Short-Term U.S Government Bond Fund - Class K - Return After Taxes on Distributions and Sale of Fund Shares K Shares 1/1/2015 - 1/1/2015	Short-Term U.S Government Bond Fund - Class K Barclays 1-3 yr. Treasury Index 1/1/2015 - 1/1/2015		The United States Treasury Trust - Class K K Shares 1/1/2015 - 1/1/2015
[AverageAnnualReturnAbstract]
1 Year	(0.96%)	(2.22%)	(0.58%)	(2.55%)	[1]	32.00%	30.59%	19.49%	32.36%	[1]	33.22%	31.56%	21.03%	33.44%	[1]	39.76%	37.54%	25.38%	41.29%	[1]	31.80%	30.96%	19.18%	31.95%	[1]	32.36%	[1]	36.96%	36.51%	22.29%	36.93%	[1]	22.20%	20.98%	13.31%	22.39%	[1]	(2.67%)	(3.34%)	(1.61%)	(2.12%)	[1]	(2.75%)	[1]	(0.20%)	(0.20%)	(0.12%)	0.36%	[1]	none	31.30%	30.08%	19.08%	32.36%	[1]	32.51%	31.09%	20.61%	33.44%	[1]	39.05%	37.05%	24.99%	41.29%	[1]	31.10%	30.48%	18.76%	31.95%	[1]	32.36%	[1]	36.44%	36.29%	22.00%	36.93%	[1]	21.47%	20.52%	12.88%	22.39%	[1]	(3.24%)	(4.16%)	(2.22%)	(2.12%)	[1]	(2.75%)	[1]	(0.78%)	(0.78%)	(0.47%)	0.36%	[1]	none
5 Years	4.94%	3.56%	3.37%	5.89%	[1]	17.68%	16.86%	14.45%	17.91%	[1]	21.35%	20.37%	17.90%	21.84%	[1]	20.94%	20.08%	17.57%	21.33%	[1]	17.78%	17.11%	14.61%	16.58%	[1]	17.91%	[1]	25.51%	25.29%	21.76%	25.65%	[1]	9.43%	8.36%	7.19%	10.56%	[1]	1.13%	0.31%	0.54%	3.99%	[1]	2.15%	[1]	0.47%	0.23%	0.29%	1.11%	[1]	none	17.10%	16.46%	14.06%	17.91%	[1]	20.74%	19.94%	17.48%	21.84%	[1]	20.34%	19.62%	17.13%	21.33%	[1]	17.20%	16.70%	14.21%	16.58%	[1]	17.91%	[1]	24.86%	24.80%	21.28%	25.65%	[1]	8.84%	7.96%	6.80%	10.56%	[1]	0.63%	(0.13%)	0.15%	3.99%	[1]	2.15%	[1]	(0.04%)	(0.16%)	(0.07%)	1.11%	[1]	none
10 Years	3.30%	1.79%	2.00%	4.29%	[1]	7.24%	6.54%	5.68%	7.39%	[1]	9.77%	8.72%	8.02%	10.33%	[1]	10.16%	8.89%	8.27%	10.62%	[1]	8.35%	7.59%	6.67%	7.04%	[1]	7.39%	[1]	9.87%	9.75%	8.37%	10.46%	[1]	5.25%	4.32%	3.86%	5.19%	[1]	2.92%	1.82%	1.86%	4.69%	[1]	4.23%	[1]	1.93%	1.28%	1.27%	2.57%	[1]	1.28%	6.72%	6.21%	5.35%	7.39%	[1]	9.23%	8.35%	7.67%	10.33%	[1]	9.62%	8.42%	7.81%	10.62%	[1]	7.77%	7.18%	6.27%	7.04%	[1]	7.39%	[1]	9.36%	9.32%	7.97%	10.46%	[1]	4.73%	3.99%	3.53%	5.19%	[1]	2.41%	1.49%	1.54%	4.69%	[1]	4.23%	[1]	1.41%	0.93%	0.93%	2.57%	[1]	1.03%

[1]	It is not possible for individuals to invest directly into an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.